10-K Investments - Schedule of Gross Unrealized Losses (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value
Less than 12 Months of Fair value	$ 323,605	$ 112,840	$ 151,745
12 Months or Greater of Fair Value	228,758	189,847	74,983
Total, Fair Value	552,363	302,687	226,728
Gross Unrealized Losses
Less than 12 Months of Gross Unrealized Losses	(1,023)	(989)	(10,889)
12 Months or Greater of Gross Unrealized Losses	(15,619)	(14,800)	(10,300)
Total, Gross Unrealized Losses	(16,642)	(15,789)	(21,189)
U.S. government and government agency
Fair Value
Less than 12 Months of Fair value	212,928	48,598	21,895
12 Months or Greater of Fair Value	20,055	10,970	4,854
Total, Fair Value	232,983	59,568	26,749
Gross Unrealized Losses
Less than 12 Months of Gross Unrealized Losses	(336)	(69)	(419)
12 Months or Greater of Gross Unrealized Losses	(159)	(263)	(195)
Total, Gross Unrealized Losses	(495)	(332)	(614)
State and municipal
Fair Value
Less than 12 Months of Fair value	1,026	2,992	41,036
12 Months or Greater of Fair Value	50,480	47,728	8,022
Total, Fair Value	51,506	50,720	49,058
Gross Unrealized Losses
Less than 12 Months of Gross Unrealized Losses	(4)	(14)	(5,253)
12 Months or Greater of Gross Unrealized Losses	(5,468)	(5,250)	(1,994)
Total, Gross Unrealized Losses	(5,472)	(5,264)	(7,247)
Commercial mortgage-backed securities
Fair Value
Less than 12 Months of Fair value	9,883	2,485	14,323
12 Months or Greater of Fair Value	18,364	18,423	2,024
Total, Fair Value	28,247	20,908	16,347
Gross Unrealized Losses
Less than 12 Months of Gross Unrealized Losses	(98)	(53)	(915)
12 Months or Greater of Gross Unrealized Losses	(985)	(1,113)	(541)
Total, Gross Unrealized Losses	(1,083)	(1,166)	(1,456)
Residential mortgage-backed securities
Fair Value
Less than 12 Months of Fair value	49,110	17,536	24,988
12 Months or Greater of Fair Value	40,197	31,502	19,729
Total, Fair Value	89,307	49,038	44,717
Gross Unrealized Losses
Less than 12 Months of Gross Unrealized Losses	(284)	(609)	(1,407)
12 Months or Greater of Gross Unrealized Losses	(5,353)	(4,401)	(3,939)
Total, Gross Unrealized Losses	(5,637)	(5,010)	(5,346)
Asset-backed securities
Fair Value
Less than 12 Months of Fair value	15,946	16,253	10,747
12 Months or Greater of Fair Value	23,614	18,491	11,310
Total, Fair Value	39,560	34,744	22,057
Gross Unrealized Losses
Less than 12 Months of Gross Unrealized Losses	(81)	(71)	(533)
12 Months or Greater of Gross Unrealized Losses	(777)	(892)	(1,056)
Total, Gross Unrealized Losses	(858)	(963)	(1,589)
Corporate
Fair Value
Less than 12 Months of Fair value	34,712	24,976	38,756
12 Months or Greater of Fair Value	76,048	62,733	29,044
Total, Fair Value	110,760	87,709	67,800
Gross Unrealized Losses
Less than 12 Months of Gross Unrealized Losses	(220)	(173)	(2,362)
12 Months or Greater of Gross Unrealized Losses	(2,877)	(2,881)	(2,575)
Total, Gross Unrealized Losses	$ (3,097)	$ (3,054)	$ (4,937)